Vanguard® Intermediate-Term Treasury Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (95.6%)
U.S. Government Securities (91.7%)
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	188,141	193,374
United States Treasury Note/Bond	0.375%	4/30/25	23,100	21,440
United States Treasury Note/Bond	0.250%	5/31/25	28,700	26,462
United States Treasury Note/Bond	0.250%	6/30/25	23,200	21,340
United States Treasury Note/Bond	2.750%	6/30/25	60,000	59,709
United States Treasury Note/Bond	0.250%	7/31/25	92,300	84,656
United States Treasury Note/Bond	2.000%	8/15/25	11,400	11,069
United States Treasury Note/Bond	0.250%	8/31/25	45,700	41,830
United States Treasury Note/Bond	2.750%	8/31/25	43,600	43,348
United States Treasury Note/Bond	0.250%	9/30/25	83,500	76,246
United States Treasury Note/Bond	3.000%	9/30/25	39,300	39,386
United States Treasury Note/Bond	0.250%	10/31/25	58,000	52,853
United States Treasury Note/Bond	2.250%	11/15/25	49,000	47,859
United States Treasury Note/Bond	0.375%	11/30/25	89,300	81,542
United States Treasury Note/Bond	2.875%	11/30/25	44,000	43,897
United States Treasury Note/Bond	2.625%	12/31/25	48,300	47,779
United States Treasury Note/Bond	0.375%	1/31/26	113,000	102,706
United States Treasury Note/Bond	1.625%	2/15/26	132,184	125,885
United States Treasury Note/Bond	6.000%	2/15/26	17,000	18,828
United States Treasury Note/Bond	0.750%	3/31/26	71,000	65,231
United States Treasury Note/Bond	2.250%	3/31/26	7,450	7,257
United States Treasury Note/Bond	0.750%	4/30/26	59,000	54,123
United States Treasury Note/Bond	1.625%	5/15/26	90,300	85,729
United States Treasury Note/Bond	0.750%	5/31/26	81,000	74,128
United States Treasury Note/Bond	2.125%	5/31/26	110,300	106,784
United States Treasury Note/Bond	0.875%	6/30/26	131,100	120,407
United States Treasury Note/Bond	1.875%	6/30/26	39,900	38,235
United States Treasury Note/Bond	1.875%	7/31/26	36,000	34,476
United States Treasury Note/Bond	1.500%	8/15/26	92,000	86,581
United States Treasury Note/Bond	0.875%	9/30/26	29,400	26,873
United States Treasury Note/Bond	1.625%	9/30/26	136,400	128,855
United States Treasury Note/Bond	2.000%	11/15/26	155,100	148,678
United States Treasury Note/Bond	6.500%	11/15/26	5,000	5,738
United States Treasury Note/Bond	1.250%	11/30/26	110,600	102,581
United States Treasury Note/Bond	6.625%	2/15/27	7,000	8,125
United States Treasury Note/Bond	1.125%	2/28/27	94,100	86,425
United States Treasury Note/Bond	0.408%	4/30/27	95,000	94,184
United States Treasury Note/Bond	2.375%	5/15/27	22,000	21,405
United States Treasury Note/Bond	0.500%	6/30/27	89,000	78,556
United States Treasury Note/Bond	0.500%	10/31/27	118,500	103,743
United States Treasury Note/Bond	2.250%	11/15/27	71,000	68,415
United States Treasury Note/Bond	6.125%	11/15/27	14,000	16,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.625%	11/30/27	120,800	106,304
	United States Treasury Note/Bond	0.625%	12/31/27	100,500	88,267
	United States Treasury Note/Bond	0.750%	1/31/28	102,500	90,488
	United States Treasury Note/Bond	2.750%	2/15/28	118,500	117,093
	United States Treasury Note/Bond	1.125%	2/29/28	86,640	78,166
	United States Treasury Note/Bond	1.250%	3/31/28	139,900	126,850
	United States Treasury Note/Bond	1.250%	4/30/28	64,900	58,775
	United States Treasury Note/Bond	2.875%	5/15/28	109,700	109,049
	United States Treasury Note/Bond	1.250%	5/31/28	80,000	72,338
	United States Treasury Note/Bond	1.250%	6/30/28	131,600	118,810
	United States Treasury Note/Bond	1.000%	7/31/28	51,100	45,367
	United States Treasury Note/Bond	2.875%	8/15/28	159,700	158,727
	United States Treasury Note/Bond	5.500%	8/15/28	50,000	57,156
	United States Treasury Note/Bond	1.125%	8/31/28	67,150	59,994
	United States Treasury Note/Bond	1.250%	9/30/28	72,700	65,385
	United States Treasury Note/Bond	1.375%	10/31/28	7,730	7,000
	United States Treasury Note/Bond	3.125%	11/15/28	67,500	68,112
	United States Treasury Note/Bond	5.250%	11/15/28	19,500	22,117
	United States Treasury Note/Bond	1.500%	11/30/28	71,089	64,846
	United States Treasury Note/Bond	1.750%	1/31/29	71,500	66,227
	United States Treasury Note/Bond	5.250%	2/15/29	10,000	11,395
	United States Treasury Note/Bond	1.875%	2/28/29	2,000	1,868
	United States Treasury Note/Bond	2.375%	3/31/29	85,250	82,173
	United States Treasury Note/Bond	2.375%	5/15/29	16,500	15,897
	United States Treasury Note/Bond	1.750%	11/15/29	24,300	22,394
	United States Treasury Note/Bond	1.500%	2/15/30	23,500	21,194
[1]	United States Treasury Note/Bond	0.625%	5/15/30	67,250	56,248
	United States Treasury Note/Bond	0.625%	8/15/30	114,200	95,036
	United States Treasury Note/Bond	0.875%	11/15/30	126,400	107,104
	United States Treasury Note/Bond	1.125%	2/15/31	113,500	97,947
	United States Treasury Note/Bond	1.625%	5/15/31	56,800	51,058
	United States Treasury Note/Bond	1.250%	8/15/31	128,600	111,360
	United States Treasury Note/Bond	1.375%	11/15/31	90,000	78,595
	United States Treasury Note/Bond	1.875%	2/15/32	153,000	139,708
					5,176,009
Agency Bonds and Notes (3.5%)
[2]	Fannie Mae Principal Strip	0.000%	1/15/30	16,000	12,491
[2]	Fannie Mae Principal Strip	0.000%	5/15/30	55,682	42,972
[2]	Fannie Mae Principal Strip	0.000%	11/15/30	6,000	4,545
[2]	Freddie Mac Principal Strips	0.000%	3/15/31	28,909	21,643
	Private Export Funding Corp.	3.550%	1/15/24	10,300	10,389
	Private Export Funding Corp.	1.400%	7/15/28	22,000	19,436
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	15,000	11,665
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	98,000	75,535
					198,676
Nonconventional Mortgage-Backed Securities (0.4%)
	Ginnie Mae	1.100%	1/20/51	27,233	21,987
Total U.S. Government and Agency Obligations (Cost $5,839,474)					5,396,672
Sovereign Bonds (0.8%)
[3]	State of Israel (Cost $46,669)	0.000%	11/1/24	50,000	46,438

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (5.7%)
Money Market Fund (5.7%)
[4]	Vanguard Market Liquidity Fund (Cost $323,473)	0.409%	3,235,082	323,476
Total Investments (102.1%) (Cost $6,209,616)				5,766,586
Other Assets and Liabilities—Net (-2.1%)				(120,175)
Net Assets (100%)				5,646,411
Cost is in $000.
1	Securities with a value of $4,895,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	U.S. government-guaranteed.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	3,229	363,817	(12,324)
10-Year U.S. Treasury Note	June 2022	687	81,860	(3,121)
				(15,445)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2022	(307)	(64,719)	122
Ultra 10-Year U.S. Treasury Note	June 2022	(372)	(47,988)	707
				829
				(14,616)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,396,672	—	5,396,672
Sovereign Bonds	—	46,438	—	46,438
Temporary Cash Investments	323,476	—	—	323,476
Total	323,476	5,443,110	—	5,766,586
Derivative Financial Instruments
Assets
Futures Contracts[1]	829	—	—	829
Liabilities
Futures Contracts[1]	15,445	—	—	15,445
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.